Restructuring - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 20, 2023	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Restructuring Cost And Reserve [Line Items]
Total expenses			$ 168	$ 26
Accrued restructuring liability		$ 4	8
Restructuring charges		5	63
Estimated restructuring and related cost				140
Severance Charges
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability		$ 4	4
Restructuring charges			13
Other Restructuring Charges
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability			4
Restructuring charges			50
Accounts Payable and Accrued Liabilites
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability				12
The Plan [Member]
Restructuring Cost And Reserve [Line Items]
Total expenses			168	26
Accrued restructuring liability			8	3
The Plan [Member] | Severance Charges
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability			$ 4	$ 3
Two-Year Strategic Transformation Restructuring Program
Restructuring Cost And Reserve [Line Items]
Restructuring activities, Description	On February 20, 2023, the Company approved a two-year strategic transformation restructuring program (the “Transformation Program”) intended to accelerate the Company’s back-office infrastructure into the cloud and transform its operating model leveraging technology in order to reduce its overall future costs. The Transformation Program includes process and system optimization, third party costs associated with technology infrastructure transformation, and elimination of full-time positions.
Restructuring activities, initiation date	Feb. 20, 2023
Restructuring charges	$ 140
Restructuring activities estimated completion period	2 years
Restructuring activities estimated annual savings	$ 100
Two-Year Strategic Transformation Restructuring Program | Severance Charges | Minimum
Restructuring Cost And Reserve [Line Items]
Estimated restructuring and related cost	20
Two-Year Strategic Transformation Restructuring Program | Severance Charges | Maximum
Restructuring Cost And Reserve [Line Items]
Estimated restructuring and related cost	30
Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges | Minimum
Restructuring Cost And Reserve [Line Items]
Estimated restructuring and related cost	100
Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges | Maximum
Restructuring Cost And Reserve [Line Items]
Estimated restructuring and related cost	$ 120